Segment information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	$ 1		$ 16
Interest Revenue (Expense), Net [Abstract]
Interest revenue	29	26
Interest expense	135	102
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	53	48
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	5,124	2,151
Sales and other income	4,845	3,821
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	1,882	1,198
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	1,882	1,198
Exploration Cost	(196)	(157)
General and administrative expenses	(207)	(150)
Market development costs	(6)	(9)
Non-hedge derivative gain/(loss) and movement on bonds	199	(637)
Taxation expense	(452)	(127)
Noncontrolling interests	(32)	(36)
Net income/(loss) - attributable to AngloGold Ashanti	1,188	82
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	10,686		10,388
I S S International Limited and I S S Pacific Limited [Member]
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	0		15
Rand Refinery [Member]
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	1		1
South Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	20	15
Interest expense	4	3
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(2)	(1)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,916	731
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	725	521
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	725	521
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	2,933		3,370
Continental Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	2
Interest expense	0	4
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	74	52
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,801	801
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	709	359
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	709	359
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	4,294		4,093
Australasia [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	3	1
Interest expense	0	0
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	285	178
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	34	98
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	34	98
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	564		534
Americas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	4	7
Interest expense	2	3
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,109	440
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	546	396
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	546	396
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	2,449		2,170
Other Areas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	1
Interest expense	129	92
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(19)	(3)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	13	1
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	(132)	(176)
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(132)	(176)
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	446		221
Significant Reconciling Items [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Less: Equity Method Investments Included Above	(279)	(244)
Plus: Loss On Realized Non-Hedge Derivatives Included Above	$ 0	$ 1,914